UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Jennison 20/20 Focus Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	1/31/2008

Date of reporting period:	4/30/2007

Item 1.	Schedule of Investments [INSERT REPORT]

Jennison 20/20 Focus Fund

Schedule of Investments

as of April 30, 2007 (Unaudited)

Shares		Description	Value
LONG-TERM INVESTMENTS 97.4%
COMMON STOCKS
Aerospace & Defense 5.3%
	807,000	Honeywell International, Inc.	$43,723,260
	403,900	United Technologies Corp.	27,113,807

			70,837,067

Beverages 2.2%
	434,300	PepsiCo, Inc.	28,702,887

Biotechnology 4.5%
	303,300	Genentech, Inc.(a)	24,260,967
	431,900	Gilead Sciences, Inc.(a)(b)	35,294,868

			59,555,835

Capital Markets 5.0%
	943,300	Bank of New York Co., Inc. (The)	38,184,784
	130,400	Goldman Sachs Group, Inc. (The)	28,506,744

			66,691,528

Chemicals 2.6%
	715,300	E.I. du Pont de Nemours & Co.	35,171,301

Commercial Services & Supplies 3.4%
	1,201,300	Waste Management, Inc.(b)	44,940,633

Communications Equipment 6.6%
	1,051,800	Cisco Systems, Inc.(a)	28,125,132
	1,562,100	Motorola, Inc.	27,071,193
	753,900	QUALCOMM, Inc.	33,020,820

			88,217,145

Computers & Peripherals 2.2%
	299,100	Apple Inc.(a)	29,850,180

Diversified Consumer Services 5.5%
	1,105,100	Career Education Corp.(a)	32,644,654
	1,783,400	H&R Block, Inc.(b)	40,322,674

			72,967,328

Diversified Financial Services 2.1%
	338,100	NYSE Euronext(a)(b)	28,511,973

Energy Equipment & Services 3.6%
	162,500	Schlumberger, Ltd.(b)	11,997,375
	783,600	Tenaris SA (Luxemburg)(ADR)	36,327,696

			48,325,071

Food & Staples Retailing 2.9%
796,400	Wal-Mart Stores, Inc.	38,163,488

Food Products 5.7%
749,600	Cadbury Schweppes PLC (United Kingdom)(ADR)	39,766,280
1,493,300	ConAgra Foods, Inc.	36,705,314

		76,471,594

Independent Power Producers & Energy Traders 3.2%
543,400	NRG Energy, Inc.(a)(b)	42,906,864

Insurance 5.0%
957,700	American International Group, Inc.	66,952,807

Internet Software & Services 2.5%
71,200	Google, Inc. (Class A)(a)	33,562,256

Media 4.3%
1,221,400	News Corp. (Class A)	27,347,146
861,900	Walt Disney Co. (The)	30,149,262

		57,496,408

Multiline Retail 2.0%
596,500	Federated Department Stores, Inc.	26,198,280

Office Electronics 2.6%
1,877,500	Xerox Corp.(a)	34,733,750

Oil, Gas & Consumable Fuels 6.4%
682,800	Hess Corp.(b)	38,748,900
576,100	Suncor Energy, Inc.(b)	46,376,050

		85,124,950

Pharmaceuticals 2.4%
342,900	Roche Holding AG, (Switzerland)(ADR)	32,423,047

Semiconductors & Semiconductor Equipment 3.5%
781,200	Broadcom Corp. (Class A)(a)	25,428,060
1,308,200	Marvell Technology Group, Ltd.(a)	21,101,266

		46,529,326

Software 6.7%
789,200	Adobe Systems, Inc.(a)	32,799,152
979,000	CA, Inc.	26,687,540
1,703,400	Symantec Corp.(a)	29,979,840

		89,466,532

Specialty Retail 3.0%
872,000	Best Buy Co., Inc.	40,678,800

Textiles, Apparel & Luxury Goods 1.2%
324,700	Coach, Inc.(a)	15,855,101

Wireless Telecommunication Services 3.0%
2,008,100	Sprint Nextel Corp.(b)	40,222,243

	Total long-term investments
	(cost $1,105,959,935)	1,300,556,394

SHORT-TERM INVESTMENT 16.2%
Affiliated Money Market Mutual Fund
215,566,737	Dryden Core Investment Fund - Taxable Money Market Series (cost $215,566,737; includes $177,565,719 of cash collateral received for securities on loan)(c)(d)	215,566,737

Total Investments 113.6%
(cost $1,321,526,672)(e)		1,516,123,131

Liabilities in excess of other assets (13.6)%		(181,283,161)

Net Assets 100.0%		$1,334,839,970

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non–income producing security.
(b)	All or portion of a security on loan. The aggregate market value of such securities is $170,227,455; cash collateral of $177,565,719 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund- Taxable Money Market Series
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation

$1,327,723,223	$206,560,191	($18,160,283)	$188,399,908

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison 20/20 Focus Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 28, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 28, 2007

*	Print the name and title of each signing officer under his or her signature.